Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities
Net loss	$ (2,382,992)	$ (1,459,183)	$ (8,148,340)	$ (7,132,464)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	261,176	142,940	716,481	551,767
Stock-based compensation	313,042	275,806	1,422,961	1,749,446
R&D expenses transferred from inventory and construction in progress	416,231		732,828
Consulting expense adjustment from change in fair value of warrants	(68,200)		(484,500)
Changes in operating assets and liabilities:
Accounts receivable	389,900		(1,745,000)
Inventories	(380,000)			1,055
Prepaid expenses	11,445	(210)	(1,116,731)	(521,949)
Other receivable - related party		46,743	(53,324)	162,335
Other receivable - others	1,196	(14,901)	409,774	(318)
Temporary deposit - related party	100,067
Other current assets	(19,084)	5,389	(4,745)
Deposits - related party	22	(7,566)	(66)	2,570
Deposits - others	131	(146)	35,826	660,132
Accounts payable			1,650,000
Accrued expenses	457,652	243,539	(225,510)	506,822
Other payable - related parties	125,096	217,183	(133,097)	(2,373,180)
Other payable - others	239,436	182,850	(512,426)	392,299
Net Cash Used for Operating Activities	(534,882)	(367,556)	(7,455,869)	(6,001,485)
Cash Flows from Investing Activities
Prepayment on land and satellite equipment			(33,850,000)
Purchase of property and equipment	(1,275)	(6,352)	(769,022)	(273,015)
Acquisitions of goodwill			(24,798)
Net Cash Used for Investing Activities	(1,275)	(6,352)	(34,643,820)	(273,015)
Cash Flows from Financing Activities
Proceeds from (Repayment of) short-term bank loan			(10,000)	10,000
Proceeds from short-term loan - related party	182,500	325,040
Proceeds from issuance of common stock			41,318,899	5,839,901
Payment on repurchase of restricted stock			(700)
Proceeds from subscribed capital		56,000		75,040
Issuance of stock warrant		26,667	734,867	60,000
Net Cash Provided by Financing Activities	182,500	407,707	42,043,066	5,984,941
Net (Decrease) Increase in Cash	(353,657)	33,799	(56,623)	(289,559)
Cash from acquired subsidiaries				2,354
Cash, Beginning of Period	88,309	21,504	21,504	312,173
Foreign Currency Translation Effect on Cash	343,596	2,934	123,428	(3,464)
Cash, End of Period	78,248	58,237	88,309	21,504
Supplemental disclosures of cash flow information:
Cash paid during the period for income taxes			4,061	6,239
Cash paid during the period for interest	279	113	2,121	131
Non-cash Operating and Financing Activities:
Construction in progress transferred to other receivable				410,000
Restricted stock deposit liability transferred to (from) common stock		42	(1,644)	3,287
Prepayment for equipment and construction in progress transferred to inventory	949,639
Other payable to related parties transferred to subscribed capital				2,027,400
Total payment for acquisition of subsidiaries
Cash			14,527	5,704
Prepaid expenses			4,317	16,500
Other receivable - related party			43,448	210,259
Property and equipment - net				5,152
Goodwill			24,798	344,594
Accrued expenses				(60,640)
Other payable				(518,219)
Total payment for acquisition of subsidiaries			$ 87,090	$ 3,350